UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 0.4%
Anheuser-Busch InBev SA	1,250,539	$130,578,798
Umicore SA	533,027	29,857,206

		160,436,004
Canada — 0.7%
Cenovus Energy, Inc.	1,939,829	26,475,591
Encana Corp.	9,979,114	127,333,495
Fairfax Financial Holdings Ltd.	72,854	34,040,524
Platinum Group Metals Ltd. (a)(b)(c)	9,677,878	16,463,357
Toronto-Dominion Bank	1,311,493	67,940,629

		272,253,596
China — 0.6%
AIA Group Ltd.	4,607,600	28,527,266
Brilliance China Automotive Holdings Ltd.	15,528,000	21,874,911
Alibaba Group Holding Ltd. — ADR (a)(b)	1,333,990	135,146,527
China Mobile Ltd. — ADR	177,379	10,110,603
CLP Holdings Ltd.	1,058,500	10,331,575
Haitian International Holdings Ltd.	12,006,600	24,424,243
Want Want China Holdings Ltd. (b)	9,037,000	6,447,490

		236,862,615
Czech Republic — 0.0%
CEZ AS	428,524	7,339,819
Finland — 0.3%
Nokia OYJ	23,247,866	104,386,734
France — 2.9%
Accor SA	1,253,791	50,811,122
Airbus SE	1,926,668	130,599,139
Arkema SA	260,885	25,765,469
AXA SA	2,331,110	57,292,270
BNP Paribas SA	1,230,521	78,718,652
Compagnie de Saint-Gobain	1,180,660	58,012,505
Danone SA	2,803,948	175,775,874
Dassault Aviation SA	51,994	59,927,348
LVMH Moet Hennessy Louis Vuitton SE	319,973	64,481,946
Publicis Groupe SA	428,235	29,419,306
Safran SA	1,886,362	127,870,260
Sanofi	1,211,647	97,387,914
TOTAL SA	1,816,493	91,905,761
TOTAL SA — ADR	87,664	4,432,292
UbiSoft Entertainment SA (a)	1,421,827	46,747,040
Unibail-Rodamco SE	173,389	39,957,780
Vinci SA	695,502	48,752,274

		1,187,856,952

Common Stocks	Shares	Value
Germany — 1.3%
BASF SE	592,245	$57,171,631
Bayer AG, Registered Shares	564,101	62,659,819
Deutsche Telekom AG, Registered Shares	5,318,240	93,106,393
Evonik Industries AG	1,104,594	35,857,096
GEA Group AG	1,120,102	46,413,640
HUGO BOSS AG	403,895	25,949,337
Innogy SE (a)(d)	3,611,032	123,511,558
Siemens AG, Registered Shares	436,559	56,472,563
Volkswagen AG	15,165	2,429,347
Vonovia SE	1,466,876	48,059,092

		551,630,476
Hong Kong — 0.4%
Cheung Kong Infrastructure Holdings Ltd.	941,000	7,567,240
CK Hutchison Holdings Ltd.	860,500	10,313,248
Hang Lung Properties Ltd.	2,106,000	5,183,021
HKT Trust & HKT Ltd. (e)	5,748,000	8,029,471
Jardine Matheson Holdings Ltd.	133,500	8,233,630
Link REIT (b)	862,000	5,890,545
Power Assets Holdings Ltd.	830,500	7,957,734
Sino Land Co. Ltd.	4,016,000	6,635,825
Sun Hung Kai Properties Ltd.	7,138,166	98,228,683
Swire Pacific Ltd., Class A	659,500	6,718,924
Wharf Holdings Ltd. (b)	1,301,000	9,755,269

		174,513,590
India — 0.9%
Coal India Ltd.	10,755,741	49,093,229
Hero MotoCorp Ltd.	139,433	6,519,040
Infosys Ltd.	6,302,605	86,206,208
Maruti Suzuki India Ltd.	361,615	31,468,133
Oil & Natural Gas Corp. Ltd.	3,163,517	9,471,331
Reliance Industries Ltd.	10,879,745	167,811,768

		350,569,709
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	46,677,211	41,250,034
Ireland — 0.1%
Medtronic PLC	284,111	21,598,118
Italy — 0.8%
Ei Towers SpA (a)(c)	1,335,815	73,903,114
Enel SpA	16,103,786	67,323,982
Luxottica Group SpA	1,137,761	61,089,516
RAI Way SpA (d)	6,656,555	26,443,558
Snam SpA	1,392,391	5,299,592
Telecom Italia SpA (a)	111,415,714	95,808,097

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Italy (continued)
Telecom Italia SpA, Non-Convertible Savings Shares	3,091,161	$2,207,077

		332,074,936
Japan — 9.6%
Aisin Seiki Co. Ltd.	1,009,490	46,178,518
Ajinomoto Co., Inc.	3,899,800	76,972,500
Alfresa Holdings Corp.	455,700	7,500,994
Alpine Electronics, Inc.	317,500	4,636,381
Asahi Group Holdings Ltd.	1,448,700	50,979,245
Asahi Kasei Corp.	5,699,900	53,160,410
Astellas Pharma, Inc.	548,750	7,365,198
Bridgestone Corp.	1,725,700	63,291,628
Canon Marketing Japan, Inc.	386,100	7,369,383
Chiyoda Corp.	1,200,000	8,076,963
Chubu Electric Power Co., Inc.	1,839,100	24,552,935
COMSYS Holdings Corp.	464,100	8,531,276
Daikin Industries Ltd.	514,400	51,060,611
Denso Corp.	2,238,380	96,931,946
East Japan Railway Co.	1,724,273	156,145,178
Exedy Corp.	192,600	5,215,422
Fuji Heavy Industries Ltd.	3,078,590	123,193,144
FUJIFILM Holdings Corp.	289,800	11,222,575
Futaba Industrial Co. Ltd.	1,326,550	7,885,816
GS Yuasa Corp.	4,206,000	17,413,847
Hino Motors Ltd.	805,200	8,495,154
Hirose Electric Co. Ltd.	78,500	10,219,030
Hitachi Chemical Co. Ltd.	1,688,900	47,949,658
Honda Motor Co. Ltd.	1,853,181	55,148,617
Hoya Corp.	2,896,717	126,258,982
Inpex Corp.	7,997,300	78,478,999
Japan Airlines Co. Ltd.	4,319,800	137,556,111
Japan Tobacco, Inc.	332,700	10,731,418
Kamigumi Co. Ltd.	842,000	8,184,869
KDDI Corp.	1,440,600	38,706,587
Keyence Corp.	96,200	37,360,909
Kinden Corp.	1,040,100	13,210,511
Koito Manufacturing Co. Ltd.	547,900	29,063,703
Komatsu Ltd.	2,725,700	64,540,804
Kubota Corp.	3,201,010	50,887,299
Kurita Water Industries Ltd.	326,300	7,740,403
Kyocera Corp.	374,600	19,501,962
Kyushu Railway Co. (a)	1,005,400	27,247,578
Mabuchi Motor Co. Ltd.	236,700	12,167,403
Maeda Road Construction Co. Ltd.	306,000	5,289,449
Makita Corp.	134,400	9,334,988
Medipal Holdings Corp.	522,100	8,461,939
Mitsubishi Electric Corp.	9,583,000	145,840,455
Mitsubishi Estate Co. Ltd.	7,127,000	135,654,792
Mitsubishi UFJ Financial Group, Inc.	12,008,300	76,895,409
MS&AD Insurance Group Holdings, Inc.	1,101,962	36,864,495

Common Stocks	Shares	Value
Japan (continued)
Murata Manufacturing Co. Ltd.	715,940	$96,425,889
Nabtesco Corp.	341,200	8,898,807
Nintendo Co. Ltd.	390,000	79,825,872
Nippo Corp.	429,000	8,110,220
Nippon Telegraph & Telephone Corp.	1,356,800	59,932,974
Nippon Television Holdings, Inc.	550,200	10,009,423
Nitto Denko Corp.	879,100	69,559,968
NTT DOCOMO, Inc.	1,066,700	25,504,862
Okumura Corp.	4,326,620	26,215,203
Otsuka Holdings Co. Ltd.	306,700	14,129,053
Rinnai Corp.	282,375	23,996,906
Rohm Co. Ltd.	1,041,700	66,612,795
Sawai Pharmaceutical Co. Ltd.	156,400	8,214,835
Secom Co. Ltd.	167,100	12,084,258
Seino Holdings Co Ltd.	595,800	6,890,288
Seven & i Holdings Co. Ltd.	1,566,300	62,539,776
Shimamura Co. Ltd.	110,000	14,417,452
Shin-Etsu Chemical Co. Ltd.	2,052,540	177,073,807
SHO-BOND Holdings Co. Ltd.	104,000	4,416,500
SKY Perfect JSAT Holdings, Inc.	901,800	4,058,287
Sompo Holdings, Inc.	2,253,100	81,584,200
Sony Financial Holdings, Inc.	2,151,400	36,032,048
Stanley Electric Co. Ltd.	376,500	10,606,876
Sumco Corp.	2,892,400	45,220,156
Sumitomo Electric Industries Ltd.	3,308,700	48,144,348
Sumitomo Mitsui Financial Group, Inc.	3,978,300	156,076,632
Suzuken Co. Ltd.	231,100	7,629,746
Suzuki Motor Corp.	3,857,608	148,876,072
Toda Corp.	4,543,900	24,949,608
Toho Co. Ltd.	349,100	10,067,713
Tokio Marine Holdings, Inc.	2,120,721	88,421,288
Tokyo Gas Co. Ltd.	18,301,285	81,218,576
Tokyo Steel Manufacturing Co. Ltd.	608,900	5,487,731
Toray Industries, Inc.	6,142,000	53,183,115
Toyota Industries Corp.	2,398,480	115,750,755
Toyota Motor Corp.	430,600	25,040,619
Trend Micro, Inc. (a)	419,100	16,263,931
TV Asahi Holdings Corp.	327,700	6,560,735
Ube Industries Ltd.	15,614,500	37,543,196
West Japan Railway Co.	726,700	47,346,529
Yamada Denki Co. Ltd.	6,784,900	37,380,815
Yamaha Corp.	313,600	9,579,031
Yamato Kogyo Co. Ltd.	242,400	7,248,128
Zenkoku Hosho Co. Ltd.	237,000	8,202,931

		3,916,807,448
Mexico — 0.1%
Fibra Uno Administracion SA de CV	18,590,802	26,584,397
Netherlands — 1.4%
Akzo Nobel NV	720,297	48,883,170
ING Groep NV	9,403,948	135,096,630

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	4,333,765	$127,163,459
Patheon NV (a)(b)	1,180,501	33,868,574
Randstad Holding NV	906,732	52,753,299
Unilever NV CVA	4,140,079	167,928,975

		565,694,107
Portugal — 0.1%
NOS SGPS SA	3,779,652	21,281,360
Singapore — 0.5%
CapitaLand Ltd.	49,346,500	115,162,095
ComfortDelGro Corp. Ltd.	3,924,800	6,716,082
Global Logistic Properties Ltd.	44,385,700	81,801,993
Singapore Telecommunications Ltd.	3,754,900	10,323,693

		214,003,863
South Korea — 0.5%
Coway Co., Ltd.	126,004	9,475,274
Doosan Bobcat, Inc. (a)	2,201,269	70,086,011
Hyundai Motor Co.	423,074	50,933,127
KT&G Corp.	96,166	8,330,298
LG Chem Ltd.	33,711	7,601,698
POSCO	45,856	10,717,697
SK Hynix, Inc.	1,067,610	49,306,388
SK Telecom Co. Ltd.	39,841	7,637,779

		214,088,272
Spain — 0.4%
Banco Santander SA	10,794,040	60,304,833
Cellnex Telecom SAU (d)	6,158,264	87,692,182
Gas Natural SDG SA	1,385,213	26,720,773

		174,717,788
Sweden — 0.6%
SKF AB, Class B	8,060,588	162,193,697
Svenska Handelsbanken AB, Class A	4,964,096	74,107,534

		236,301,231
Switzerland — 0.9%
Nestle SA, Registered Shares	3,814,847	279,492,900
Novartis AG, Registered Shares	310,065	22,891,337
UBS Group AG, Registered Shares	3,420,404	55,586,109

		357,970,346
Taiwan — 0.3%
Cathay Financial Holding Co. Ltd.	6,397,000	9,741,858
Cheng Shin Rubber Industry Co. Ltd.	9,455,672	18,824,378
Chunghwa Telecom Co. Ltd.	3,104,000	10,124,315

Common Stocks	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	4,040,000	$9,598,870
Formosa Chemicals & Fibre Corp.	2,080,000	6,447,864
Formosa Petrochemical Corp.	1,630,000	5,568,038
Formosa Plastics Corp.	2,255,000	6,515,658
Fubon Financial Holding Co. Ltd.	6,415,000	10,425,980
Hon Hai Precision Industry Co. Ltd.	4,341,700	11,643,475
Nan Ya Plastics Corp.	2,829,000	6,663,937
Taiwan Mobile Co. Ltd.	3,322,000	11,095,944
Uni-President Enterprises Corp.	4,316,000	7,403,872

		114,054,189
Thailand — 0.1%
Advanced Info Service PCL	1,073,200	4,847,523
Advanced Info Service PCL, Foreign Registered Shares	1,272,400	5,745,856
Intouch Holdings PCL — NVDR	5,189,900	7,889,036
PTT Global Chemical PCL, Foreign Registered Shares	4,775,000	9,187,908
Siam Cement PCL — NVDR	750,700	10,790,999
Thai Oil PCL — NVDR	2,837,900	5,782,997

		44,244,319
United Arab Emirates — 0.2%
NMC Health PLC	3,827,843	79,093,813
United Kingdom — 3.5%
AstraZeneca PLC	2,125,606	112,803,745
BAE Systems PLC	12,675,357	93,096,591
Berkeley Group Holdings PLC	1,151,323	40,664,162
BP PLC	3,585,901	21,416,916
BP PLC — ADR	3,772,313	135,727,822
Diageo PLC — ADR	433,729	48,590,660
GlaxoSmithKline PLC	2,951,171	57,031,295
HSBC Holdings PLC	20,266,455	172,891,424
Liberty Global PLC, Class A (a)	906,560	33,071,309
Liberty Media Corp. — Liberty Formula One., (Acquired 1/23/17, cost $35,187,025) (a)(f)	1,282,069	35,187,025
Meggitt PLC	4,189,173	22,093,508
National Grid PLC	444,049	5,201,228
Pearson PLC	4,042,344	31,514,212
Royal Dutch Shell PLC, A Shares	2,051,762	55,581,136
Royal Dutch Shell PLC — ADR, Class A	3,642,010	198,088,924
Shire PLC	1,725,519	96,069,585
Smiths Group PLC	2,362,877	44,785,661
Spire Healthcare Group PLC (d)	10,128,017	39,971,975
Vodafone Group PLC	58,446,649	143,166,802
Vodafone Group PLC — ADR	2,187,181	54,460,807

		1,441,414,787

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States — 27.8%
3M Co.	31,358	$5,482,006
Abbott Laboratories	1,480,946	61,859,114
AbbVie, Inc.	105,187	6,427,978
Acadia Healthcare Co., Inc. (a)(b)	621,665	23,853,286
Accenture PLC, Class A	67,576	7,694,879
Adobe Systems, Inc. (a)	69,609	7,892,268
Aetna, Inc. (g)	1,415,140	167,849,755
Air Products & Chemicals, Inc.	839,954	117,391,971
Alliance Data Systems Corp.	19,522	4,458,434
Allstate Corp.	1,145,411	86,146,361
Alphabet, Inc., Class C (a)	275,498	219,514,051
Altria Group, Inc. (g)	143,474	10,212,479
Amazon.com, Inc. (a)(g)	394,730	325,052,260
Amdocs Ltd.	144,228	8,467,626
American International Group, Inc.	62,315	4,004,362
American Tower Corp.	123,921	12,825,823
Ameriprise Financial, Inc.	51,202	5,748,449
Amgen, Inc.	58,777	9,209,180
Anadarko Petroleum Corp.	3,424,940	238,136,078
Anthem, Inc.	778,246	119,958,838
Apple, Inc. (g)	5,230,370	634,705,399
Axalta Coating Systems Ltd. (a)(b)	4,610,664	133,709,256
Axis Capital Holdings Ltd.	107,504	6,881,331
Bank of America Corp.	13,530,419	306,328,686
Bank of New York Mellon Corp.	77,528	3,467,827
Baxter International, Inc.	1,429,542	68,489,357
Bed Bath & Beyond, Inc.	1,267,911	51,160,209
Berkshire Hathaway, Inc., Class A (a)	680	167,266,638
Berkshire Hathaway, Inc., Class B (a)	892,589	146,509,558
Biogen, Inc. (a)	156,955	43,514,204
Boeing Co.	38,846	6,348,213
Brookdale Senior Living, Inc. (a)(b)	3,299,826	49,398,395
Capital One Financial Corp.	98,715	8,626,704
Cardinal Health, Inc.	105,929	7,940,438
Catalent, Inc. (a)	1,583,868	42,384,308
Centene Corp. (a)	815,299	51,583,968
Charles Schwab Corp.	1,965,446	81,054,993
Charter Communications, Inc., Class A (a)	249,534	80,836,539
Chevron Corp.	28,874	3,215,120
Chipotle Mexican Grill, Inc. (a)(b)	326,112	137,436,641
Chubb Ltd.	889,359	116,941,815
Cisco Systems, Inc.	160,942	4,944,138
Citigroup, Inc.	3,006,936	167,877,237
CME Group, Inc.	53,975	6,535,293
Cognizant Technology Solutions Corp., Class A (a)	1,323,164	69,585,195
Colgate-Palmolive Co.	287,775	18,584,509
Comcast Corp., Class A	2,782,924	209,888,128
CommScope Holding Co., Inc. (a)	3,134,313	118,539,718
Computer Sciences Corp.	134,833	8,386,613

Common Stocks	Shares	Value
United States (continued)
Constellation Brands, Inc., Class A	48,501	$7,263,510
Crown Castle International Corp.	707,467	62,136,795
Crown Holdings, Inc. (a)	104,594	5,665,857
CVS Health Corp.	290,092	22,862,151
Delta Air Lines, Inc.	1,988,312	93,927,859
Dick’s Sporting Goods, Inc.	63,668	3,285,269
Discover Financial Services	1,062,779	73,629,329
DISH Network Corp., Class A (a)(b)	931,588	55,122,062
E.I. du Pont de Nemours & Co.	2,224,197	167,926,873
Edgewell Personal Care Co. (a)	1,912,245	150,761,396
Electronic Arts, Inc. (a)	709,670	59,207,768
EQT Corp.	750,620	45,510,091
Expedia, Inc.	414,387	50,385,315
Facebook, Inc., Class A (a)	2,295,982	299,212,374
Fifth Third Bancorp	135,075	3,525,458
Fitbit, Inc., Series A (a)(b)	2,206,388	13,260,392
Ford Motor Co.	4,685,285	57,910,123
Fortune Brands Home & Security, Inc.	791,935	43,659,377
General Dynamics Corp.	48,823	8,840,869
Gilead Sciences, Inc.	2,809,737	203,565,446
Global Payments, Inc. (b)	743,456	57,454,280
Goldman Sachs Group, Inc.	514,412	117,964,960
Goodyear Tire & Rubber Co.	133,962	4,339,029
H&R Block, Inc.	1,553,930	33,347,338
Hartford Financial Services Group, Inc.	234,428	11,418,988
HCA Holdings, Inc. (a)	1,186,368	95,241,623
HD Supply Holdings, Inc. (a)	662,939	28,042,320
Helmerich & Payne, Inc.	80,152	5,703,616
Hexcel Corp.	331,274	17,010,920
Home Depot, Inc.	470,072	64,672,506
Illinois Tool Works, Inc.	42,379	5,390,609
Intel Corp.	186,654	6,872,600
International Paper Co.	144,953	8,204,340
Intuit, Inc.	510,749	60,564,616
Invitae Corp. (a)(b)(c)	1,559,610	13,053,936
Jawbone Health Hub, Inc., (Acquired 1/24/17, cost $0) (a)(f)	1,518,232	4,140,674
Johnson & Johnson	155,586	17,620,114
JPMorgan Chase & Co.	2,864,765	242,445,062
Kansas City Southern	1,520,637	130,637,925
Kimberly-Clark Corp.	360,037	43,611,282
KLA-Tencor Corp.	74,673	6,355,419
Lear Corp.	94,645	13,448,108
Liberty Broadband Corp., Class A (a)	290,163	24,280,840
Liberty Broadband Corp., Class C (a)	562,806	48,029,864
Liberty Media Corp. — Liberty SiriusXM, Class A (a)(b)	1,086,574	39,377,442
Liberty Media Corp. — Liberty SiriusXM, Class C (a)(b)	2,037,409	73,122,609

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082) (a)(f)	183,495	$1,029,407
Lowe’s Cos., Inc.	2,472,765	180,709,666
ManpowerGroup, Inc.	21,844	2,085,228
Marathon Oil Corp.	7,261,726	121,633,910
Marathon Petroleum Corp.	5,919,456	284,429,861
Marsh & McLennan Cos., Inc.	1,149,151	78,165,251
Masco Corp.	1,642,915	54,134,049
Mastercard, Inc., Class A	658,515	70,019,900
McDonald’s Corp. (g)	67,590	8,284,506
McKesson Corp.	33,571	4,671,405
Mead Johnson Nutrition Co.	548,868	38,673,239
Merck & Co., Inc.	676,024	41,906,728
MetLife, Inc.	1,369,623	74,521,187
Michael Kors Holdings Ltd. (a)	1,788,988	76,586,576
Microsoft Corp.	223,498	14,449,146
Mohawk Industries, Inc. (a)	259,151	55,935,152
Mondelez International, Inc., Class A	308,591	13,664,409
Morgan Stanley	2,569,455	109,176,143
Mylan NV (a)	2,225,656	84,686,211
NextEra Energy Partners LP	1,310,922	41,333,371
NextEra Energy, Inc.	1,375,417	170,166,591
NIKE, Inc., Class B	786,416	41,601,406
Northrop Grumman Corp.	35,539	8,141,274
Norwegian Cruise Line Holdings Ltd. (a)(b)	633,490	29,774,030
Nuance Communications, Inc. (a)(b)	3,712,304	58,877,141
Omnicom Group, Inc.	43,898	3,759,864
Packaging Corp. of America	90,784	8,368,469
PepsiCo, Inc.	143,519	14,894,402
Perrigo Co. PLC	1,697,895	129,294,704
Pfizer, Inc.	7,579,607	240,500,930
Phillips 66	79,127	6,458,346
Prudential Financial, Inc.	73,133	7,687,010
Pure Storage, Inc., Class A (a)	3,549,754	40,360,703
PVH Corp.	41,259	3,870,507
QUALCOMM, Inc.	2,446,607	130,722,212
Ralph Lauren Corp.	497,067	43,955,635
Raytheon Co.	40,486	5,836,462
Reinsurance Group of America, Inc.	62,266	7,812,515
Rockwell Automation, Inc.	36,993	5,474,594
Roper Technologies, Inc.	665,489	127,674,065
Sabre Corp.	2,567,805	62,911,222
Schlumberger Ltd.	760,065	63,625,041
Scripps Networks Interactive, Inc., Class A	57,028	4,343,252
Sempra Energy	754,514	77,254,688
Sherwin-Williams Co.	76,830	23,341,722
Simon Property Group, Inc.	508,225	93,396,508
Southwest Airlines Co.	1,982,835	103,722,099

Common Stocks	Shares		Value
United States (continued)
Square, Inc., Class A (a)(b)		2,634,816	$38,521,010
St. Joe Co. (a)(c)		5,683,050	95,759,392
Starbucks Corp.		824,471	45,527,289
Stryker Corp.		27,537	3,401,646
SunTrust Banks, Inc.		1,123,668	63,846,816
Target Corp.		1,876,912	121,023,286
Tenet Healthcare Corp. (a)(b)		3,473,479	61,098,496
TESARO, Inc. (a)		6,619	1,077,838
Textron, Inc.		363,599	17,223,685
Thermo Fisher Scientific, Inc.		89,363	13,618,028
Tiffany & Co.		613,628	48,304,796
Travelers Cos., Inc.		118,844	13,997,446
Tyson Foods, Inc., Class A		70,179	4,406,539
United Continental Holdings, Inc. (a)		2,428,546	171,139,637
United Rentals, Inc. (a)		58,350	7,381,859
UnitedHealth Group, Inc.		45,633	7,397,109
Unum Group		960,551	43,637,832
Valero Energy Corp.		160,430	10,549,877
VeriFone Systems, Inc. (a)(b)		2,922,195	53,096,283
VeriSign, Inc. (a)(b)		99,850	8,008,969
Verizon Communications, Inc.		1,700,211	83,327,341
Vertex Pharmaceuticals, Inc. (a)		463,268	39,780,823
Visa, Inc., Class A		772,535	63,896,370
Vistra Energy Corp.		495,915	8,038,782
VMware, Inc., Class A (a)(b)		609,488	53,354,580
WABCO Holdings, Inc. (a)		45,122	4,919,652
Walgreens Boots Alliance, Inc.		599,340	49,109,920
Wells Fargo & Co.		1,375,907	77,504,841
Western Digital Corp.		49,768	3,968,003
WestRock Co.		1,226,840	65,464,182
Whole Foods Market, Inc.		2,975,502	89,919,670
Williams Cos., Inc.		2,565,152	73,978,984
Williams-Sonoma, Inc.		1,277,128	61,570,341
Wyndham Worldwide Corp.		89,211	7,053,022
Zimmer Biomet Holdings, Inc.		1,185,613	140,293,586

			11,315,453,629
Total Common Stocks — 54.5%			22,162,482,132

Corporate Bonds	Par (000)
Argentina — 0.1%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (d)	USD	21,247	22,734,290
Australia — 0.3%
TFS Corp Ltd., 8.75%, 8/01/23 (d)		120,610	126,338,975
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (d)		21,269	9,145,670

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (a)(d)(h)	USD	34,787	$1,913,296
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		32,268	32,414,303
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(h)(i)(j)	SGD	88,600	628,659
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(h)(i)(j)	USD	39,500	197,500

			33,240,462
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		50,646	51,129,062
Germany — 0.0%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (d)(i)	EUR	66,900	80,841,427
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	13,784	14,335,360

			95,176,787
India — 0.2%
REI Agro Ltd., 5.50%, 11/13/16 (a)(h)(i)		54,787	273,935
Suzlon Energy Ltd., 5.75%, 7/16/19 (d)(i)(k)		61,263	63,713,520

			63,987,455
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		41,497	42,412,756
Telecom Italia SpA, 5.30%, 5/30/24 (d)		29,650	29,813,075

			72,225,831
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		25,825	26,016,802
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		27,657	21,434,175
8.00%, 2/15/24 (d)		11,320	11,744,500

			33,178,675
Mexico — 0.2%
Petroleos Mexicanos:
4.61%, 3/11/22 (d)(l)		35,577	36,955,609
4.63%, 9/21/23		41,470	40,433,250
Trust F/1401, 5.25%, 12/15/24 (d)		16,531	15,973,079

			93,361,938

Corporate Bonds	Par (000)		Value
Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(d)(h)	USD	140,850	50,255,280
Constellium NV (d):
7.00%, 1/15/23	EUR	20,901	23,321,180
8.00%, 1/15/23	USD	5,675	5,987,125
Cooperatieve Rabobank UA, 3.95%, 11/09/22		9,107	9,318,337
Petrobras Global Finance BV, 6.13%, 1/17/22		50,779	52,378,538

			141,260,460
Singapore — 0.2%
CapitaLand Ltd., 1.95%, 10/17/23 (d)(i)	SGD	35,000	24,759,641
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	55,419	51,350,802

			76,110,443
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (d)(i)	EUR	48,300	46,248,037
Telefonica SA, 6.00%, 7/14/17 (i)		19,200	18,633,029

			64,881,066
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	19,170	19,275,109
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (d)		24,043	24,272,394

			43,547,503
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (d)(i)		86,375	78,169,610
United Kingdom — 0.0%
Delta Topco Ltd., (Acquired 1/23/17, cost $7,532,366), 2.00%, 7/23/19 (f)(m)		6,010	7,532,366
United States — 2.4%
AbbVie, Inc.:
2.50%, 5/14/20		36,290	36,454,611
2.30%, 5/14/21		29,380	28,912,594
Actavis Funding SCS, 3.00%, 3/12/20		29,364	29,822,137
Activision Blizzard, Inc., 2.30%, 9/15/21 (d)		9,025	8,817,245

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
AliphCom (a)(f)(h)(i)(l):
(Acquired 11/11/15, cost $11,493,000), 15.00%, 4/28/20	USD	11,493	$605,681
(Acquired 4/27/15 - 7/21/15, cost $204,855,000), 15.00%, 4/28/20		204,855	10,795,859
Ally Financial, Inc., 3.50%, 1/27/19		20,782	20,989,820
American Tower Corp., 3.40%, 2/15/19		9,312	9,541,755
AT&T, Inc.:
2.38%, 11/27/18		42,023	42,327,373
3.00%, 6/30/22		67,909	66,943,877
Bank of America Corp.:
2.00%, 1/11/18		17,133	17,191,406
6.88%, 4/25/18		16,388	17,362,267
Series L, 2.60%, 1/15/19		16,513	16,670,270
Berkshire Hathaway, Inc., 2.75%, 3/15/23		23,682	23,644,227
Cablevision Systems Corp., 5.88%, 9/15/22		12,044	12,104,220
Capital One Bank USA NA, 2.15%, 11/21/18		13,102	13,124,811
Cisco Systems, Inc., 2.20%, 2/28/21		23,491	23,431,991
Citigroup, Inc., 1.80%, 2/05/18		48,522	48,534,616
Cobalt International Energy, Inc. (i):
2.63%, 12/01/19		56,543	20,920,910
3.13%, 5/15/24		69,805	17,451,250
eBay, Inc., 3.80%, 3/09/22		16,619	17,104,807
Edgewell Personal Care Co.:
4.70%, 5/19/21		20,202	21,240,443
4.70%, 5/24/22		18,349	18,928,828
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		27,100	28,121,020
2.55%, 10/05/18		10,945	11,008,612
Forest Laboratories LLC, 5.00%, 12/15/21 (d)		15,225	16,470,146
GE Capital International Funding Co., 2.34%, 11/15/20		12,641	12,674,258
General Electric Co., 5.55%, 5/04/20		4,160	4,619,663
General Motors Financial Co., Inc., 3.50%, 7/10/19		25,691	26,175,661
Hughes Satellite Systems Corp., 7.63%, 6/15/21		5,651	6,220,282
Hyundai Capital America, 2.00%, 3/19/18 (d)		17,360	17,358,090
Intel Corp., 3.25%, 8/01/39 (i)		12,311	21,913,580
JPMorgan Chase & Co.:
2.30%, 8/15/21		46,252	45,449,019
4.35%, 8/15/21		14,105	15,095,284
1.94%, 1/15/23 (l)		37,409	37,570,233

Corporate Bonds	Par (000)		Value
United States (continued)
Medtronic, Inc., 3.15%, 3/15/22	USD	38,045	$38,889,827
Mylan, Inc., 2.55%, 3/28/19		23,434	23,442,905
Oracle Corp., 1.90%, 9/15/21		52,484	51,223,124
QUALCOMM, Inc., 3.00%, 5/20/22		39,810	40,012,912
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		13,842	15,018,570
Synchrony Financial, 3.75%, 8/15/21		10,089	10,362,472
T-Mobile USA, Inc., 6.00%, 4/15/24		21,460	22,801,250
Verizon Communications, Inc.:
2.45%, 11/01/22		8,056	7,771,027
2.63%, 8/15/26		18,139	16,453,796
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		14,117	14,125,851

			1,005,698,580
Total Corporate Bonds — 5.0%			2,045,649,271

Floating Rate Loan Interests (l)
Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1, 6.06%, 3/31/21		29,622	22,932,714
United States — 0.6%
Fieldwood Energy LLC:
1st Lien Term Loan, 8.00%, 8/31/20		11,587	11,161,975
2nd Lien Term Loan, 8.38%, 9/30/20		41,968	34,639,930
Hilton Worldwide Finance LLC, Term Loan B1, 3.50%, 10/26/20		54,985	55,459,680
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		54,553	40,164,323
Sheridan Investment Partners II LP:
Term Loan A, 4.44%, 12/16/20		61,681	54,433,146
Term Loan B, 4.44%, 12/16/20		3,200	2,823,912
Term Loan M, 4.44%, 12/16/20		8,580	7,572,054
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		48,249	48,356,071

			254,611,091
Total Floating Rate Loan Interests — 0.7%			277,543,805

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Argentina — 0.8%
City of Buenos Aires Argentina, 8.95%, 2/19/21 (d)	USD	8,930	$9,994,456
Republic of Argentina:
6.88%, 4/22/21 (d)		32,164	34,206,414
3.88%, 1/15/22	EUR	7,812	8,180,229
5.63%, 1/26/22 (d)	USD	36,392	36,464,784
7.50%, 4/22/26 (d)		46,735	48,791,340
6.88%, 1/26/27 (d)		57,158	56,586,420
7.13%, 7/06/36 (d)		64,707	60,889,287
YPF SA, 8.50%, 7/28/25 (d)		55,209	58,096,983

			313,209,913
Australia — 1.4%
Australia Government Bond:
5.75%, 5/15/21	AUD	207,031	180,676,633
5.75%, 7/15/22		371,215	332,347,313
Series 133, 5.50%, 4/21/23		62,850	56,302,911

			569,326,857
Brazil — 1.2%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	21	20,933,039
Series F, 10.00%, 1/01/18		256	80,816,404
Series F, 10.00%, 1/01/21		331	103,247,743
Series F, 10.00%, 1/01/23		664	203,680,769
Brazilian Government International Bond:
4.88%, 1/22/21	USD	29,239	30,437,799
2.88%, 4/01/21	EUR	20,910	23,250,865
2.63%, 1/05/23	USD	25,019	22,767,290

			485,133,909
Canada — 1.6%
Canada Housing Trust No. 1, 1.25%, 6/15/21 (d)	CAD	111,705	85,026,284
Canadian Government Bond:
0.25%, 5/01/18		174,396	133,358,494
0.50%, 8/01/18		444,212	340,332,106
0.75%, 3/01/21		109,536	83,069,745

			641,786,629
Germany — 0.6%
Bundesobligation, 0.00%, 4/09/21	EUR	57,150	62,900,684
Bundesrepublik Deutschland, 0.00%, 8/15/26		185,430	193,292,158

			256,192,842
Hungary — 0.4%
Hungary Government International Bond:
6.25%, 1/29/20	USD	33,176	36,427,248

Foreign Agency Obligations	Par (000)		Value
Hungary (continued)
Hungary Government International Bond (continued):
6.38%, 3/29/21	USD	93,618	$104,820,330

			141,247,578
Indonesia — 0.3%
Indonesia Government International Bond:
6.88%, 1/17/18 (d)		25,484	26,717,655
4.88%, 5/05/21		10,318	10,981,582
3.70%, 1/08/22 (d)		14,975	15,179,873
2.63%, 6/14/23 (d)	EUR	53,337	58,760,146

			111,639,256
Japan — 1.4%
Japan Government Bond:
0.10%, 3/15/17	JPY	11,078,850	98,164,243
0.10%, 3/15/18		26,525,200	235,919,466
0.10%, 10/15/18		24,956,150	222,231,521

			556,315,230
Mexico — 1.0%
Mexican Bonos:
8.50%, 12/13/18	MXN	26,053	128,681,543
6.50%, 6/10/21		62,736	294,178,318

			422,859,861
New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 5/15/21	NZD	247,250	205,278,698
Poland — 0.8%
Poland Government Bond:
5.25%, 10/25/20	PLN	218,518	59,438,075
5.75%, 10/25/21		184,586	51,632,641
3.25%, 7/25/25		408,797	98,869,933
2.50%, 7/25/26		411,848	92,526,193
Poland Government International Bond, 5.00%, 3/23/22	USD	15,013	16,367,172

			318,834,014
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21 (d)	EUR	10,394	11,989,845
Romania — 0.1%
Romania Government Bond, 4.75%, 2/24/25	RON	156,735	40,158,651
Saudi Arabia — 0.1%
Saudi Arabia Government Bond, 2.38%, 10/26/21 (d)	USD	50,750	49,430,500

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18	USD	19,188	$19,539,006
2.63%, 12/30/20		31,668	31,866,622

			51,405,628
United Kingdom — 1.0%
United Kingdom Gilt:
1.25%, 7/22/18	GBP	52,054	66,558,230
1.75%, 7/22/19		52,054	67,892,783
0.50%, 7/22/22		104,107	128,483,077
2.00%, 9/07/25		105,370	140,388,371

			403,322,461
Total Foreign Agency Obligations — 11.3%			4,578,131,872

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015 1-A, Class F, 4.00%, 8/20/25 (d)(l)	USD	30,423	36,632,153

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 3.00%, 2/01/47 (n)		259,787	257,148,551

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bond:
0.13%, 4/15/21		364,620	369,775,655
0.13%, 7/15/26 (o)		386,109	377,646,283
0.38%, 1/15/27		315,802	315,058,143
U.S. Treasury Notes:
1.13%, 7/31/21 (p)		93,701	90,751,208
1.25%, 10/31/21		835,683	811,363,147
1.88%, 1/31/22		730,308	729,137,547
Total U.S. Treasury Obligations — 6.6%			2,693,731,983
Total Fixed Income Securities — 24.3%			9,888,837,635

Investment Companies (q)	Shares
United States — 3.1%
ETFS Gold Trust (a)		1,201,717	141,502,177
ETFS Palladium Trust (a)		348,916	25,209,181

Investment Companies (q)	Shares		Value
United States (continued)
ETFS Platinum Trust (a)		294,567	$28,128,203
iShares Gold Trust (a)(r)		11,663,809	136,116,651
iShares iBoxx $ High Yield Corporate Bond ETF (b)(r)		493,494	43,101,766
SPDR Gold Shares (a)		7,620,983	880,604,585
Total Investment Companies — 3.1%			1,254,662,563

Preferred Securities
Capital Trusts	Par (000)
Netherlands — 0.0%
ING Groep NV, 6.00% (l)(s)	USD	16,185	15,901,763
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (l)(s)		63,103	62,550,849
Lloyds Bank PLC, 13.00% (l)(s)		36,699	81,719,058

			144,269,907
United States — 0.6%
American Express Co., Series C, 4.90% (l)(s)		21,270	20,824,649
Citigroup, Inc., Series O, 5.88% (l)(s)		39,949	41,197,406
General Electric Co. (l)(s):
6.38%		20,665	21,026,638
Series D, 5.00%		34,039	35,400,560
Goldman Sachs Group, Inc., (l)(s):
Series L, 5.70%		32,981	34,041,339
Series M, 5.38%		34,591	35,386,593
Morgan Stanley, Series H, 5.45% (l)(s)		24,406	24,772,090
NBCUniversal Enterprise, Inc., 5.25% (d)(s)		25,923	27,154,342
USB Capital IX, 3.50% (l)(s)		9,399	7,789,421

			247,593,038
Total Capital Trust – 1.0%			407,764,708

Preferred Stocks	Shares
Germany — 0.1%
Volkswagen AG, Preference Shares		347,535	54,269,681
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (i)		88,644	70,160,839
Israel — 0.2%
Teva Pharmaceutical Industries Ltd., 7.00% (i)		110,425	68,088,055

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Preferred Stocks	Shares	Value
Taiwan — 0.0%
Cathay Financial Holding Co. Ltd., Preference Shares, (a)	363,852	$709,225
United States — 2.2%
American Tower Corp., Series A, 5.25% (i)	178,759	18,235,206
Anthem, Inc., 5.25% (i)	2,087,311	101,109,345
Dominion Resources, Inc.,:
6.38%	388,505	19,670,008
Series A, 6.75% (i)	1,414,741	71,798,106
Domo, Inc., Series D-2, (Acquired 4/01/15, cost $81,820,921) (a)(f)	9,704,080	80,349,782
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), (a)(f)	7,856,626	88,387,042
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,149) (a)(f)	9,935,944	27,820,643
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391) (a)(f)	4,667,944	45,279,057
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474) (a)(f)	9,583,601	78,968,872
Stericycle, Inc., 5.25% (i)	348,246	22,747,429
U.S. Bancorp (l):
Series F, 6.50%	749,469	21,921,968
Series G, 6.00%	325,461	8,269,964
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966) (a)(f)	5,844,432	299,351,807
Wells Fargo & Co., Series L, 7.50% (i)	14,271	17,140,185

		901,049,414
Total Preferred Stocks — 2.7%		1,094,277,214

Trust Preferreds
United States — 0.5%
Citigroup Capital XIII, 7.88%, 10/30/40	1,275,966	32,366,686
GMAC Capital Trust I, Series 2, 6.41%, 2/15/40 (l)	1,664,050	42,203,031
Mandatory Exchangeable Trust, 5.75% (d)(i)(s)	674,414	83,249,664
Welltower, Inc., Series I, 6.50% (i)(s)	686,263	41,168,917
Total Trust Preferreds — 0.5%		198,988,298
Total Preferred Securities — 4.2%		1,701,030,220

Warrants — 0.0%	Shares		Value
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	$5,762,667
Total Long-Term Investments (Cost — $37,816,463,350) — 86.1%			35,012,775,217

Short-Term Securities
Foreign Agency Obligations (a)	Par (000)
Japan — 6.7%
Japan Treasury Discount Bills:
(0.27%), 2/13/17	JPY	26,170,000	231,775,668
(0.27%), 2/13/17		25,400,000	224,956,131
(0.29%), 2/27/17		52,230,000	462,628,462
(0.29%), 3/10/17		25,900,000	229,434,637
(0.43%), 3/21/17		52,180,000	462,275,703
(0.37%), 4/10/17		45,990,000	407,510,258
(0.30%), 4/24/17		26,240,000	232,544,128
(0.37%), 6/12/17		52,160,000	462,453,304
Total Foreign Agency Obligations — 6.7%			2,713,578,291

Time Deposits
Canada — 0.0%
Royal Bank of Canada., 0.05%, 2/01/17	CAD	624	479,601
Europe — 0.1%
Citibank N.A., (0.58%), 2/01/17	EUR	10,022	10,818,872
DNB ASA, (0.58%), 2/01/17		41,018	44,279,140
Skandinaviska Enskilda Banken AB, (0.58%), 2/01/17		10,000	10,794,998

			65,893,010
United Kingdom — 0.0%
Australia & New Zealand Banking Group Ltd., 0.05%, 2/01/17	GBP	2,385	3,000,876
United States — 0.1%
Sumitomo Mitsui Banking Corp., 0.66%, 2/01/17	USD	24,770	24,770,326
Total Time Deposits — 0.2%			94,143,813

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Money Market Funds (r)(t)		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40%		4,638,080	$4,638,080
SL Liquidity Series, LLC, Money Market Series, 0.94% (u)		408,827,011	408,908,777
Total Money Market Funds — 1.0%			413,546,857

U.S. Treasury Obligations — 6.8%		Par (000)
U.S. Treasury Bills (v):
0.47%, 2/02/17	USD	352,000	351,995,776
0.47%, 2/09/17		435,000	434,954,760
0.42%, 2/16/17		416,000	415,922,624
0.42%, 2/23/17		160,000	159,955,520
0.48%, 3/02/17		349,000	348,864,588
0.46%, 3/09/17		289,000	288,863,303
0.47%, 3/16/17		357,000	356,815,431
0.49%, 3/23/17		228,000	227,855,220
0.48%, 4/06/17		70,000	69,941,830
U.S. Treasury Notes, 0.75%, 12/31/17		120,000	119,892,240
Total U.S. Treasury Obligations — 6.8%			2,775,061,292
Total Short-Term Securities (Cost — $6,054,588,788) — 14.7%			5,996,330,253
Options Purchased (Cost — $220,909,762) — 1.1%			441,553,345
Total Investments Before Investment Sold Short, TBA Sale Commitments and Options Written (Cost — $44,091,961,900) — 101.9%			41,450,658,815

Investments Sold Short	Shares
Alcoa Corp.		(3)	(116)
Bank of Montreal		(782,792)	(59,212,462)

Investments Sold Short		Shares	Value
Caterpillar, Inc.		(587,004)	$(56,152,803)
Ecolab, Inc.		(542,044)	(65,115,746)
First Quantum Minerals, Ltd.		(1,560,296)	(19,676,816)
LafargeHolcim Ltd.		(809,574)	(43,590,550)
Procter & Gamble Co.		(739,038)	(64,739,729)
Prologis, Inc.		(1,613,491)	(78,819,035)
Royal Bank of Canada		(976,090)	(70,180,965)
Total Investments Sold Short (Proceeds — $440,716,024) — (1.1)%			(457,488,222)

TBA Sale Commitments		Par (000)
Fannie Mae Mortgage-Backed Securities, 3.00%, 2/01/47 (n)	USD	259,787	(257,148,551)
Total TBA Sale Commitments (Proceeds — $257,189,130) — (0.6)%			(257,148,551)
Options Written (Premiums Received — $111,254,353) — (0.3)%			(107,554,714)
Total Investments, Net of Investment Sold Short, TBA Sale Commitments and Options Written (Cost — $43,282,802,393 — 99.9%			40,628,467,328
Other Assets Less Liabilities — 0.1%			48,360,936

Net Assets — 100.0%			$40,676,828,264

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,219,024,359

Gross unrealized appreciation	$5,294,766,738
Gross unrealized depreciation	(2,063,132,282)

Net unrealized appreciation	$3,231,634,456

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended January 31, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate Persons and/or Related Parties	Par/Shares Held at October 31, 2016	Par/ Shares Purchased	Par/ Shares Sold	Par/Shares Held at January 31, 2017	Value at January 31, 2017	Income	Realized Loss	Change in Unrealized Appreciation (Depreciation)
Bio City Development Co. BV	140,850,000	—	—	$140,850,000	$50,225,280	—	—	$(213,105)
Ei Towers SpA	1,450,608	—	(114,793)	1,335,815	73,903,114	—	$(609,246)	11,920,340
Invitae Corp.	1,735,647	—	(176,037)	1,559,610	13,053,936	—	(676,339)	1,836,611
Platinum Group Metals Ltd.	8,067,432	2,291,919	(681,473)	9,677,878	16,463,357	—	(3,792,597)	3,209,775
St. Joe Co.	6,735,420	—	(1,052,370)	5,683,050	95,759,392	—	(4,551,783)	273,378
Total					$249,405,079	—	$(9,629,965)	$17,026,999

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $679,448,215 and an original cost of $723,377,359, which was 1.7% of its net assets.

(g)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Convertible security.

(j)	Zero-coupon bond.

(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(l)	Variable rate security. Rate as of period end.

(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(n)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America N.A.	$446,522	$(121,762))

(o)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(p)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(q)	All or a portion of security is held by a wholly owned subsidiary.

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(r)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Shares Purchased		Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[4]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,025,760	—		(4,387,680)[1]	4,638,080	$4,638,080	$1,808		$62	—
SL Liquidity Series, LLC, Money Market Series	334,360,632	74,466,379	[2]	—	408,827,011	408,908,777	709,464	[3]	6,650	$40,824
iShares Gold Trust	11,663,809	—		—	11,663,809	136,116,651	—		—	(7,581,476)
iShares iBoxx $ High Yield Corporate Bond ETF	493,494	—		—	493,494	43,101,766	519,196		—	651,412
Total						$592,765,274	$1,230,468		$6,712	$(6,889,240)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Includes net capital gain distributions.

(s)	Perpetual security with no stated maturity date.

(t)	Current yield as of period end.

(u)	Security was purchased with the cash collateral from loaned securities.

(v)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1,598)	Euro Stoxx 50 Index	March 2017	$55,787,814	$(475,129)
(129)	FTSE 100 Index	March 2017	$11,433,572	275,656
(1,458)	MSCI Emerging Markets Mini Index	March 2017	$66,710,790	(3,963,148)
(2,096)	NASDAQ 100 E-Mini Index	March 2017	$214,326,480	(9,463,138)
(10,691)	S&P 500 E-Mini Index	March 2017	$1,215,833,975	(8,525,098)
3,626	SGX Nifty 50 Index	February 2017	$62,193,152	330,835
(743)	Yen Denom Nikkei Index	March 2017	$62,448,587	1,140,564
Total				$(20,679,458)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	88,741,000	USD	94,348,988	BNP Paribas S.A.	2/02/17	$1,446,901
JPY	6,448,259,000	USD	56,782,337	UBS AG	2/02/17	327,387
USD	95,707,169	EUR	88,741,000	Morgan Stanley & Co. International PLC	2/02/17	(88,720)
USD	56,616,816	JPY	6,448,259,000	UBS AG	2/02/17	(492,909)
USD	37,478,231	AUD	51,942,000	Deutsche Bank AG	2/03/17	(1,913,629)
USD	23,561,881	GBP	18,872,000	Deutsche Bank AG	2/09/17	(181,535)
EUR	40,755,000	JPY	5,069,616,337	HSBC Bank USA N.A.	2/13/17	(899,752)
JPY	5,283,763,485	EUR	40,755,000	HSBC Bank USA N.A.	2/13/17	2,796,877
USD	246,864,385	JPY	25,400,000,000	BNP Paribas S.A.	2/13/17	21,846,316
USD	1,976,694	JPY	214,147,148	HSBC Bank USA N.A.	2/13/17	79,569
USD	254,770,249	JPY	26,170,000,000	UBS AG	2/13/17	22,930,766
JPY	11,414,624,867	USD	100,430,902	Goldman Sachs International	2/16/17	699,538
TWD	1,503,331,860	USD	46,920,470	Deutsche Bank AG	2/16/17	1,374,915
USD	104,617,000	JPY	11,414,624,867	Goldman Sachs International	2/16/17	3,486,559
USD	44,983,000	TWD	1,503,331,860	Deutsche Bank AG	2/16/17	(3,312,385)
USD	105,385,000	JPY	12,284,202,525	Goldman Sachs International	2/17/17	(3,452,716)
EUR	58,216,000	USD	61,119,523	UBS AG	2/24/17	1,774,942
JPY	7,359,407,672	USD	64,753,877	UBS AG	2/24/17	463,102
USD	60,971,945	EUR	58,216,000	UBS AG	2/24/17	(1,922,520)
USD	62,465,000	JPY	7,359,407,672	UBS AG	2/24/17	(2,751,979)
USD	479,543,869	JPY	52,230,000,000	Morgan Stanley & Co. International PLC	2/27/17	16,657,456
JPY	11,816,722,800	USD	103,363,507	Barclays Bank PLC	3/02/17	1,370,580
USD	104,400,000	JPY	11,816,722,800	Barclays Bank PLC	3/02/17	(334,086)
USD	104,400,000	JPY	11,899,720,800	UBS AG	3/02/17	(1,069,715)
USD	104,437,000	JPY	11,814,748,936	Barclays Bank PLC	3/03/17	(285,069)
USD	104,438,000	JPY	11,832,329,319	JPMorgan Chase Bank N.A.	3/03/17	(439,896)
EUR	58,589,000	USD	61,508,490	Deutsche Bank AG	3/09/17	1,828,184
USD	61,255,971	EUR	58,589,000	Deutsche Bank AG	3/09/17	(2,080,703)
USD	58,650,110	JPY	6,774,029,000	BNP Paribas S.A.	3/09/17	(1,411,518)
USD	62,936,000	JPY	7,402,972,872	Deutsche Bank AG	3/09/17	(2,702,131)
GBP	113,569,000	USD	142,978,828	UBS AG	3/10/17	(4,931)
USD	137,894,344	GBP	113,569,000	UBS AG	3/10/17	(5,079,553)
USD	256,483,893	JPY	25,900,000,000	BNP Paribas S.A.	3/10/17	26,830,675
NOK	336,939,000	USD	40,478,988	Morgan Stanley & Co. International PLC	3/16/17	385,764
USD	459,116,785	JPY	52,180,000,000	JPMorgan Chase Bank N.A.	3/21/17	(3,825,557)
USD	104,573,000	JPY	11,819,049,606	Credit Suisse International	4/07/17	(375,246)
USD	104,573,000	JPY	11,919,962,551	Goldman Sachs International	4/07/17	(1,271,311)
USD	398,223,192	JPY	45,990,000,000	Deutsche Bank AG	4/10/17	(10,201,145)
USD	228,738,798	JPY	26,240,000,000	Barclays Bank PLC	4/24/17	(4,430,560)
USD	110,561,639	NZD	150,958,000	UBS AG	5/04/17	108,780
USD	107,779,676	AUD	139,920,000	Citibank N.A.	5/10/17	1,902,086
USD	106,175,013	AUD	137,895,000	Goldman Sachs International	5/10/17	1,829,742
USD	111,215,114	NZD	152,091,000	JPMorgan Chase Bank N.A.	5/10/17	(48,247)
USD	462,407,248	JPY	52,160,000,000	Credit Suisse International	6/12/17	(2,216,430)
Total						$57,347,896

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.04%	Receive	3-Month USD LIBOR	4/11/17	USD	1,039,295	$2,663,255
2-Year Interest Rate Swap	Goldman Sachs International	Call	2.10%	Receive	3-Month USD LIBOR	4/12/17	USD	2,016,808	3,595,968
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.18%	Receive	3-Month USD LIBOR	4/20/17	USD	1,041,975	6,094,500
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.96%	Pay	3-Month USD LIBOR	4/11/17	USD	481,312	17,210,418
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.99%	Pay	3-Month USD LIBOR	4/12/17	USD	482,800	16,706,024
30-Year Interest Rate Swap	Goldman Sachs International	Put	1.50%	Pay	6-Month EURIBOR	6/09/17	EUR	96,508	3,996,484
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-Month JPY LIBOR	4/04/18	JPY	12,739,074	30,602
Total									$50,297,251

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Topix Index	Call	Citibank N.A.	2/10/17	JPY	1,550.00		—	8,911,837	$540,860
Topix Index	Call	Societe Generale	2/10/17	JPY	1,500.00		—	6,696,602	1,938,909
SPDR Gold Trust ETF[1]	Call	Societe Generale	2/17/17	USD	120.00		—	913,504	242,079
USD Currency	Call	JPMorgan Chase Bank N.A.	2/17/17	JPY	111.25	USD	259,084	—	4,766,631
Topix Index	Call	Bank of America N.A.	3/10/17	JPY	1,520.00		—	7,366,289	2,297,935
Topix Index	Call	UBS AG	3/10/17	JPY	1,560.00		—	8,543,862	1,287,582
USD Currency	Call	Deutsche Bank AG	3/15/17	JPY	110.25	USD	259,093	—	7,564,485
Euro STOXX 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61		—	361,239	3,291,628
USD Currency	Call	UBS AG	3/23/17	JPY	112.75	USD	259,062	—	4,580,988
EUR Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	USD	1.12	EUR	259,388	—	1,379,606
Topix Index	Call	BNP Paribas S.A.	4/14/17	JPY	1,575.00		—	9,707,789	1,758,885
Topix Index	Call	Morgan Stanley & Co. International PLC	4/14/17	JPY	1,550.00		—	7,717,485	2,004,022
EUR Currency	Call	Goldman Sachs International	4/20/17	USD	1.10	EUR	174,977	—	1,839,571
EUR Currency	Call	Deutsche Bank AG	5/04/17	USD	1.11	EUR	184,337	—	2,058,770
Topix Index	Call	Societe Generale	5/12/17	JPY	1,575.00		—	12,860,046	3,265,743
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	1,367,649	4,712,166
Topix Index	Call	BNP Paribas S.A.	6/09/17	JPY	1,550.00		—	7,714,720	3,182,624
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00			33,114	4,957,557
Apple, Inc.	Call	UBS AG	9/15/17	USD	110.00		—	1,444,056	20,619,705
Aflac, Inc.	Call	Goldman Sachs International	1/19/18	USD	85.00		—	1,072,989	246,787
Allstate Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	683,264	1,858,478
BB&T Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	1,491,902	11,375,753

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00	—	1,527,205	$19,090,062
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	2,092,903	11,301,676
CIT Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	42.00	—	917,791	3,671,164
Citigroup, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	2,092,903	13,185,289
CME Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	115.00	—	734,407	8,555,842
Comerica, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	1,283,434	19,861,141
E*Trade Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	35.00	—	1,900,775	11,404,650
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/18	USD	25.00	—	2,092,903	6,571,715
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/18	USD	45.00	—	1,889,555	3,968,066
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/18	USD	70.00	—	2,092,903	35,160,770
KeyCorp	Call	Goldman Sachs International	1/19/18	USD	15.00	—	2,092,903	7,796,064
Lincoln National Corp.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	1,271,245	19,767,860
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/18	CAD	22.00	—	2,092,903	5,508,698
MetLife, Inc.	Call	Goldman Sachs International	1/19/18	USD	52.50	—	2,092,903	12,923,676
Morgan Stanley	Call	Goldman Sachs International	1/19/18	USD	35.00	—	2,092,903	19,725,611
Regions Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	12.00	—	2,092,903	6,487,999
State Street Corp.	Call	Goldman Sachs International	1/19/18	USD	72.50	—	1,416,000	13,345,800
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	2,092,903	13,603,870
Synchrony Financial	Call	Goldman Sachs International	1/19/18	USD	35.00	—	2,092,903	9,313,418
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	1,783,860	14,538,459
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/18	USD	135.00	—	647,274	1,197,457
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	2,092,903	11,615,612
Zions Bancorporation	Call	Goldman Sachs International	1/19/18	USD	35.00	—	1,715,961	15,229,154
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55	—	15,600	2,429,064
S&P 500 Index	Put	Citibank N.A.	2/17/17	USD	2,195.00	—	72,178	292,321
S&P 500 Index	Put	JPMorgan Chase Bank N.A.	2/17/17	USD	2,225.00	—	77,244	494,362
Russell 2000 Index	Put	UBS AG	3/17/17	USD	1,320.00	—	115,761	2,118,426
S&P 500 Index	Put	BNP Paribas S.A.	3/17/17	USD	2,230.00	—	64,313	1,257,319

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
S&P 500 Index	Put	Morgan Stanley & Co. International PLC	3/17/17	USD	2,225.00	—	77,333	$1,434,527
Ibovespa Brasil Sao Paul Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	59,177.00	—	7,736	1,426,552
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	4/21/17	USD	1,350.00	—	192,658	7,706,320
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,250.00	—	115,594	4,502,386
Total								$391,256,094

[1] All or a portion of security is held by a wholly owned subsidiary.

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Tiffany & Co.	Call	2/17/17	USD	72.50	3,066	$(1,954,575)
Tiffany & Co.	Call	2/17/17	USD	75.00	3,066	(1,257,060)
Whole Foods Market, Inc.	Call	2/17/17	USD	33.00	9,330	(191,265)
Total						$(3,402,900)

OTC Barrier Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date		Strike Price		Barrier Price		Contracts	Value
S&P 500 Index	Put	Timer	Citibank N.A.	2/17/17	[1]	USD	2,195.00		—	72,178	$(323,968)
Euro STOXX 50 Index	Put	Down-and-In	Citibank N.A.	6/16/17		EUR	2,350.00	EUR	1,823.00	33,114	(255,107)
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	9/21/18		EUR	2,586.07	EUR	2,165.83	15,600	(2,423,112)
Total											$(3,002,187)

1 The option shall expire prior to the stated expiration date if the Variance Amount (0.18623%) has been satisfied.

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	0.10%	Pay	6-month EURIBOR	6/09/17	EUR	485,149	$(790,868)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.16%	Receive	3-month USD LIBOR	4/11/17	USD	481,312	(13,164,764)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.36%	Receive	3-month USD LIBOR	4/11/17	USD	481,312	(9,375,409)
2-Year Interest Rate Swap	Goldman Sachs International	Put	3.00%	Receive	3-month USD LIBOR	4/12/17	USD	2,016,808	(626,521)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.19%	Receive	3-month USD LIBOR	4/12/17	USD	482,800	(12,725,787)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.39%	Receive	3-month USD LIBOR	4/12/17	USD	482,800	(9,024,575)
5-Year Interest Rate Swap	Goldman Sachs International	Put	0.45%	Receive	6-month EURIBOR	6/09/17	EUR	485,149	(1,195,461)
Total									$(46,903,385)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Topix Index	Call	Citibank N.A.	2/10/17	JPY	1,650.00		—	(8,911,837)	$(1,565)
S&P 500 Index	Call	JPMorgan Chase Bank N.A.	2/17/17	USD	2,275.00		—	(77,244)	(1,490,809)
USD Currency	Call	JPMorgan Chase Bank N.A.	2/17/17	JPY	116.50	USD	259,084	—	(386,294)
USD Currency	Call	UBS AG	2/17/17	ZAR	15.75	USD	129,542	—	(1,814)
USD Currency	Call	Deutsche Bank AG	3/15/17	JPY	117.00	USD	259,093	—	(1,140,010)
Russell 2000 Index	Call	UBS AG	3/17/17	USD	1,410.00		—	(115,761)	(1,284,947)
S&P 500 Index	Call	BNP Paribas S.A.	3/17/17	USD	2,330.00		—	(64,313)	(582,033)
S&P 500 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	USD	2,290.00		—	(77,333)	(1,910,125)
USD Currency	Call	UBS AG	3/23/17	JPY	118.00	USD	259,062	—	(1,035,470)
USD Currency	Call	Goldman Sachs International	4/05/17	MXN	21.75	USD	129,161	—	(2,029,888)
USD Currency	Call	UBS AG	4/05/17	NOK	9.05	USD	129,253	—	(91,899)
USD Currency	Call	Barclays Bank PLC	4/06/17	JPY	121.75	USD	257,765	—	(476,866)
Ibovespa Brasil Sao Paul Stock Exchange Index	Call	Bank of America N.A.	4/12/17	BRL	64,946.76		—	(7,736)	(7,425,427)
USD Currency	Call	Goldman Sachs International	4/13/17	JPY	119.00	USD	258,837	—	(1,222,486)
Russell 2000 Index	Call	Morgan Stanley & Co. International PLC	4/21/17	USD	1,450.00		—	(192,658)	(1,791,719)
NZD Currency	Call	Goldman Sachs International	5/04/17	USD	0.73	NZD	180,825	—	(3,060,724)
Topix Index	Call	Societe Generale	5/12/17	JPY	1,700.00		—	(12,860,046)	(560,769)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	70.00		—	(1,367,649)	(123,239)
Apple, Inc.	Call	UBS AG	9/15/17	USD	130.00		—	(1,444,056)	(5,184,594)
USD Currency	Call	Morgan Stanley & Co. International PLC	1/22/18	MXN	26.00	USD	129,221	—	(2,498,233)
SPDR Gold Trust ETF[1]	Put	Societe Generale	2/17/17	USD	110.00		—	(913,504)	(95,918)
USD Currency	Put	JPMorgan Chase Bank N.A.	2/17/17	JPY	103.00	USD	259,084	—	(12,954)
USD Currency	Put	UBS AG	2/17/17	ZAR	13.60	USD	129,542	—	(2,450,289)
USD Currency	Put	Deutsche Bank AG	3/15/17	JPY	103.00	USD	259,093	—	(206,238)
Russell 2000 Index	Put	UBS AG	3/17/17	USD	1,220.00		—	(115,761)	(549,865)
S&P 500 Index	Put	BNP Paribas S.A.	3/17/17	USD	2,030.00		—	(64,313)	(207,409)
USD Currency	Put	UBS AG	3/23/17	JPY	105.00	USD	259,062	—	(623,561)
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/06/17	USD	1.05	EUR	259,388	—	(1,476,210)
USD Currency	Put	Barclays Bank PLC	4/06/17	JPY	109.00	USD	257,765	—	(2,533,316)
Ibovespa Brasil Sao Paul Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	50,300.45		—	(7,736)	(175,289)
USD Currency	Put	Goldman Sachs International	4/13/17	JPY	108.00	USD	258,837	—	(2,200,889)
Topix Index	Put	Morgan Stanley & Co. International PLC	4/14/17	JPY	1,425.00		—	(7,717,485)	(1,527,057)

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Put	Goldman Sachs International	4/20/17	USD	1.03	EUR	174,977	—	$(749,315)
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	4/21/17	USD	1,250.00		—	(192,658)	(2,938,034)
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,100.00		—	(115,594)	(1,520,061)
EUR Currency	Put	Deutsche Bank AG	5/04/17	USD	1.04	EUR	184,337	—	(1,234,346)
NZD Currency	Put	Goldman Sachs International	5/04/17	USD	0.66	NZD	180,825	—	(207,100)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00		—	(1,367,649)	(362,632)
Apple, Inc.	Put	UBS AG	9/15/17	USD	100.00		—	(1,444,056)	(2,876,848)
Total									$(54,246,242)

[1] All or a portion of security is held by a wholly owned subsidiary.

Centrally Cleared Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG.27.V1	1.00%	12/20/21	USD	40,625	$4,409

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY.27.V2	5.00%	12/20/21	B+	USD	33,607	$805,909
ITRAXX.XO.26.V1	5.00%	12/20/21	B+	EUR	111,578	1,781,159
Total						$2,587,068

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.99%[1]	3-Month LIBOR	7/05/18[3]	7/05/20	USD	291,935	$(6,059,425)
1.02%[1]	3-Month LIBOR	7/05/18[3]	7/05/20	USD	291,926	(5,898,483)
1.02%[1]	3-Month LIBOR	7/05/18[3]	7/05/20	USD	291,966	(5,913,393)
1.06%[1]	3-Month LIBOR	7/05/18[3]	7/05/20	USD	291,968	(5,670,870)
1.18%[1]	3-Month LIBOR	7/19/18[3]	7/19/20	USD	295,379	(5,084,785)
1.21%[1]	3-Month LIBOR	7/19/18[3]	7/19/20	USD	295,360	(4,944,742)
1.22%[1]	3-Month LIBOR	7/19/18[3]	7/19/20	USD	295,371	(4,879,348)
0.02%[2]	6-Month EURIBOR	N/A	4/09/21	EUR	55,807	180,805
0.37%[2]	6-Month EURIBOR	N/A	8/15/26	EUR	185,442	7,517,447
3.03%[2]	3-Month LIBOR	4/19/22[3]	4/19/27	USD	699,550	(7,220,484)
0.94%[2]	6-Month EURIBOR	7/31/17[3]	7/31/27	EUR	244,554	(279,508)
2.56%[1]	3-Month LIBOR	7/31/17[3]	7/31/27	USD	286,181	3,112,564
Total						$(35,140,222)

[1]	Fund pays a floating rate and receives the fixed rate.

[2]	Fund pays a fixed rate and receives the floating rate.

[3]	Forward Swap.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Currency Swaps

			Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10% JPY	1.23%	JPY	11,078,850	USD	91,910	Bank of America N.A.	3/15/17	$(5,972,653)	—	$(5,972,653)
0.10% JPY	1.84%	JPY	10,596,100	USD	94,118	Bank of America N.A.	3/15/18	514,881	—	514,881
0.10% JPY	1.96%	JPY	15,929,100	USD	140,468	Bank of America N.A.	3/15/18	1,525	—	1,525
0.10% JPY	2.01%	JPY	24,956,150	USD	241,239	Bank of America N.A.	10/15/18	20,548,970	—	20,548,970
Total								$15,092,723	—	$15,092,723

[1]	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate[1]		Counterparty	Effective Date	Expiration Date	Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,726,515,000	BNP Paribas S.A.	N/A	3/31/17	JPY	979	$4,179,240	—	$4,179,240
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,778,300,000	BNP Paribas S.A.	N/A	3/31/17	JPY	980	3,749,535	—	3,749,535
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,587,893,300	BNP Paribas S.A.	N/A	4/02/18	JPY	783	990,972	—	990,972
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,613,262,500	BNP Paribas S.A.	N/A	4/02/18	JPY	464	454,096	—	454,096
Euro Stoxx 50 Index Dividend Future December 2018	EUR	12,051,630	BNP Paribas S.A.	N/A	12/21/18	EUR	1,077	488,301	—	488,301
Euro Stoxx 50 Index Dividend Future December 2018	EUR	24,499,253	BNP Paribas S.A.	N/A	12/21/18	EUR	2,159	611,793	—	611,793
Euro Stoxx 50 Index Dividend Future December 2018	EUR	11,246,970	BNP Paribas S.A.	N/A	12/21/18	EUR	1,029	755,348	—	755,348
S&P 500 Index Annual Dividend Future December 2018	USD	12,206,425	BNP Paribas S.A.	N/A	12/21/18	USD	2,621	3,440,063	—	3,440,063
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	1,350,937,500	BNP Paribas S.A.	N/A	4/01/19	JPY	393	670,025	—	670,025
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	2,680,496,000	BNP Paribas S.A.	N/A	4/01/19	JPY	784	1,465,096	—	1,465,096
Euro Stoxx 50 Index Dividend Future December 2019	EUR	7,065,150	BNP Paribas S.A.	N/A	12/20/19	EUR	703	903,077	—	903,077
Euro Stoxx 50 Index Dividend Future December 2019	EUR	9,746,040	BNP Paribas S.A.	N/A	12/20/19	EUR	964	1,175,921	—	1,175,921

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (concluded)

Reference Entity	Fixed Rate/ Floating Rate[1]		Counterparty	Effective Date	Expiration Date	Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2019	EUR	10,557,560	BNP Paribas S.A.	N/A	12/20/19	EUR	1,028	$1,076,434	—	$1,076,434
Euro Stoxx 50 Index Dividend Future December 2019	EUR	13,729,500	BNP Paribas S.A.	N/A	12/20/19	EUR	1,350	1,559,337	—	1,559,337
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,825,270,000	BNP Paribas S.A.	N/A	4/01/20	JPY	523	1,074,626	—	1,074,626
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	2,223,600,000	BNP Paribas S.A.	N/A	4/01/20	JPY	654	1,865,096	—	1,865,096
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,283,830	BNP Paribas S.A.	N/A	12/18/20	EUR	341	445,412	—	445,412
Euro Stoxx 50 Index Dividend Future December 2020	EUR	4,010,240	BNP Paribas S.A.	N/A	12/18/20	EUR	416	538,886	—	538,886
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,492,060	BNP Paribas S.A.	N/A	12/18/20	EUR	363	478,067	—	478,067
Euro Stoxx 50 Index Dividend Future December 2020	EUR	2,995,200	BNP Paribas S.A.	N/A	12/18/20	EUR	312	417,637	—	417,637
Euro Stoxx 50 Index Dividend Future December 2020	EUR	4,025,500	BNP Paribas S.A.	N/A	12/18/20	EUR	415	510,711	—	510,711
Euro Stoxx 50 Index Dividend Future December 2020	EUR	12,076,500	BNP Paribas S.A.	N/A	12/18/20	EUR	1,245	1,532,134	—	1,532,134
Euro Stoxx 50 Index Dividend Future December 2020	EUR	11,021,390	BNP Paribas S.A.	N/A	12/18/20	EUR	1,031	166,945	—	166,945
S&P 500 Index Annual Dividend Future December 2020	USD	5,027,780	Goldman Sachs International	N/A	12/18/20	USD	1,048	1,919,150	—	1,919,150
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	1,509,120,000	BNP Paribas S.A.	N/A	4/01/21	JPY	384	(153,042)	—	(153,042)
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,319,950	BNP Paribas S.A.	N/A	12/17/21	EUR	515	133,426	—	133,426
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,510,880	BNP Paribas S.A.	N/A	12/17/21	EUR	516	(61,272)	—	(61,272)
S&P 500 Index Annual Dividend Future December 2021	USD	6,355,195	BNP Paribas S.A.	N/A	12/17/21	USD	1,309	2,699,813	—	2,699,813
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	1,489,920,000	BNP Paribas S.A.	N/A	4/01/22	JPY	384	(68,019)	—	(68,019)
Total								$33,018,808	—	$33,018,808

[1]	Fund pays the fixed amount and receives the total return of the reference entity.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviation
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
NZD	New Zealand Dollar
OTC	Over-the-Counter
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romanian Leu
S&P	Standard and Poor’s
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$160,436,004	—	$160,436,004
Canada	$272,253,596	—	—	272,253,596
China	145,257,130	91,605,485	—	236,862,615
Czech Republic	—	7,339,819	—	7,339,819
Finland	—	104,386,734	—	104,386,734
France	4,432,292	1,183,424,660	—	1,187,856,952
Germany	123,511,558	428,118,918	—	551,630,476
Hong Kong	—	174,513,590	—	174,513,590
India	—	350,569,709	—	350,569,709
Indonesia	41,250,034	—	—	41,250,034
Ireland	21,598,118	—	—	21,598,118
Italy	100,346,674	231,728,262	—	332,074,936
Japan	27,247,578	3,889,559,870	—	3,916,807,448
Mexico	26,584,397	—	—	26,584,397
Netherlands	33,868,574	531,825,533	—	565,694,107
Portugal	—	21,281,360	—	21,281,360
Singapore	—	214,003,863	—	214,003,863
South Korea	70,086,011	144,002,261	—	214,088,272

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments:
Common Stocks:
Spain	—	$174,717,788	—	$174,717,788
Sweden	—	236,301,231	—	236,301,231
Switzerland	—	357,970,346	—	357,970,346
Taiwan	—	114,054,189	—	114,054,189
Thailand	$20,716,761	23,527,558	—	44,244,319
United Arab Emirates	—	79,093,813	—	79,093,813
United Kingdom	469,939,522	971,475,265	—	1,441,414,787
United States	11,310,283,548	—	$5,170,081	11,315,453,629
Corporate Bonds	—	1,975,359,991	70,289,280	2,045,649,271
Floating Rate Loan Interests	—	212,714,693	64,829,112	277,543,805
Foreign Agency Obligations	—	4,578,131,872	—	4,578,131,872
Non-Agency Mortgage-Backed Securities	—	36,632,153	—	36,632,153
U.S. Government Sponsored Agency Securities	—	257,148,551	—	257,148,551
U.S. Treasury Obligations	—	2,693,731,983	—	2,693,731,983
Investment Companies	1,254,662,563	—	—	1,254,662,563
Preferred Securities	535,588,964	545,284,053	620,157,203	1,701,030,220
Warrants	—	5,762,667	—	5,762,667
Short-Term Securities:
Foreign Agency Obligations	—	2,713,578,291	—	2,713,578,291
Time Deposits	—	94,143,813	—	94,143,813
Money Market Funds	4,638,080	—	—	4,638,080
U.S. Treasury Obligations	—	2,775,061,292		2,775,061,292
Options Purchased:
Equity contracts	—	369,066,043	—	369,066,043
Foreign currency exchange contracts	—	22,190,051	—	22,190,051
Interest rate contracts	—	50,297,251	—	50,297,251
Liabilities:
Investments:
Investments Sold Short	(413,897,672)	(43,590,550)	—	(457,488,222)
TBA Sale Commitments	—	(257,148,551)	—	(257,148,551)

Subtotal	$14,048,367,728	$25,518,299,861	$760,445,676	$40,327,113,265

Investments valued at NAV[1]				408,908,777

Total				$40,736,022,042

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$2,591,477	—	$2,591,477
Equity contracts	$1,747,055	33,301,141	—	35,048,196
Foreign currency exchange contracts	—	108,140,139	—	108,140,139
Interest rate contracts		31,876,192	—	31,876,192
Liabilities:
Equity contracts	(25,829,413)	(33,892,860)	—	(59,722,273)
Foreign currency exchange contracts	—	(74,430,145)	—	(74,430,145)
Interest rate contracts	—	(98,827,076)	—	(98,827,076)

Total	$(24,082,358)	$(31,241,132)	—	$(55,323,490)

[1]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Options Purchased	Total
Assets:
Opening balance, as of October 31, 2016	$3,391,206	$141,246,994	$111,256,662	—	$604,588,415	—	$860,483,277
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	6,573	—	—	—	6,573
Net realized gain[1] (loss)	(17,322,913)	(32,302,819)	260,220	—	—	—	(49,365,512)
Net change in unrealized appreciation (depreciation)1,	50,215,412	2,302,319	13,085,208	—	15,568,788	—	81,171,727
Purchases	—	15,517,921	—	—	—	—	15,517,921
Sales	(31,113,624)	(56,475,135)	(59,779,551)	—	—	—	(147,368,310)

Closing Balance, as of January 31, 2017	$5,170,081	$70,289,280	$64,829,112	—	$620,157,203	—	$760,445,676

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[1]	$4,133,334	$1,147,287	$14,929,525	—	$15,568,788	—	$35,778,934

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017	25

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $65,300,547.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$5,170,081	Market	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	85.00%	—
			Revenue Multiple[2]	6.50x - 10.25x	—
			Exit Scenario Probability[2]	20.00% - 50.00%	—
			Time to Exit[1]	1 - 2 years	—
			Volatility[2]	42.08%	—
			Priced to Last Financing Round	—	—
Corporate Bonds	69,817,845	Income	Discount Rate[1]	17.25%	—
		Market	Recovery Rate[2]	—	—
			Volatility[2]	36.30%	—
			Yield[1]	11.25%	—
Preferred Stocks	620,157,203	Market	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	40.00% - 85.00%	67.37%
			Revenue Growth Rate[2]	150.00% - 187.00%	183.85%
			Revenue Multiple[2]	5.25x - 17.64x	11.23x
			Exit Scenario Probability[2]	5.00% - 75.00%	38.20%
			Time to Exit[1]	0 - 2 years	—
			Volatility[2]	42.08% - 54.00%	46.62%

Total	$695,145,129

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2017